Stockholders' Equity	6 Months Ended
Jun. 30, 2019
Stockholders' Equity
Stockholders' Equity

12    Stockholders’ Equity

The Company's largest stockholder, Danaos Investment Limited ("DIL"), contributed $10 million to the Company in connection with the consummation of the Company’s debt refinancing on August 10, 2018. DIL did not receive any shares of common stock or other interests in the Company as a result of this contribution.

Additionally, on August 10, 2018, in connection with this debt refinancing, the Company issued 7,095,877 shares (99,342,271 shares before the 1-for-14 reverse stock split) new shares of common stock to certain of the Company's lenders, which represented 47.5% of the outstanding common stock immediately after this issuance.

As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of Manager’s employees with its shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company’s common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company’s common stock as additional compensation for their services offered during the preceding period. The total amount of stock to be granted to employees of the Manager will be at the Company’s Board of Directors’ discretion only and there will be no contractual obligation for any stock to be granted as part of the employees’ compensation package in future periods. During the six months ended June 30, 2019, the Company did not grant any shares under the plan. During the six months ended June 30, 2019, no new shares were issued.

The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s Common Stock. The plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, directors may elect to receive in Common Stock all or a portion of their compensation. Following December 31 of each year, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. During the six months ended June 30, 2019 and June 30, 2018, none of the directors elected to receive their compensation in Company shares.

On September 14, 2018, the Company granted 298,774 shares (4,182,832 shares before the 1-for-14 reverse stock split) of restricted stock to executive officers of the Company, 50% of which are scheduled to vest on December 31, 2019 and 50% of which are scheduled to vest on December 31, 2021. Additionally, on May 10, 2019, the Company granted 137,944 shares of restricted stock to certain employees of the Manager, out of which 135,738 are outstanding as of June 30, 2019 due to forfeiture of 2,206 shares, 50% of which restricted shares are scheduled to vest on December 31, 2019 and 50% of which are scheduled to vest on December 31, 2021. The issuance of these shares is subject to satisfaction of the vesting terms, under the Company’s 2006 Equity Compensation Plan, as amended. 434,512 shares and 298,774 shares of restricted stock are issued and outstanding as of June 30, 2019 and December 31, 2018, respectively.

On May 2, 2019, the Company effected a 1-for-14 reverse stock split of the issued and outstanding shares of common stock of the Company. All share and per share data disclosed in the accompanying condensed consolidated financial statements (unaudited) give effect to this reverse stock split retroactively, for all periods presented. The reverse stock split reduced the number of the Company’s outstanding shares of common stock from 213,324,455 to 15,237,456 on May 2, 2019 and affected all issued and outstanding shares of common stock. No fractional shares were issued in connection to the reverse stock split. Stockholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share. The par value and other terms of the Company’s common stock were not affected by the reverse stock split.

The Company is not permitted to pay cash dividends under the terms of the 2018 debt refinancing until (1) the Company receives in excess of $50 million in net cash proceeds from offerings of Common Stock and (2) the payment in full of the first installment of amortization payable following the consummation of the debt refinancing under each new credit facility and provided that an event of default has not occurred and the Company is not, and after giving effect to the payment of the dividend, in breach of any covenant.